Prepaid Expenses and Other Receivables	6 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
Prepaid Expenses and Other Receivables
4.	Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consist of the following:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Prepaid operation expenses	$123,876	$51,664
Deposits	71,965	81,815
Others	2,160	4,190
Prepaid expenses and other receivables	$198,001	$137,669